Goodwill and Other Intangible Assets - Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Goodwill [Line Items]
Goodwill, Gross	$ 45,200		$ 45,100
Goodwill [Roll Forward]
Beginning balance	44,569		43,432
Additions	605	[1]	805	[2]
Other	(502)	[3]	(332)	[3]
Ending balance	44,672		44,569
Primary Care [Member]
Goodwill [Roll Forward]
Beginning balance	6,229		6,050
Additions	0	[1]	129	[2]
Other	(77)	[3]	50	[3]
Ending balance	6,152		6,229
Specialty Care And Oncology [Member]
Goodwill [Roll Forward]
Beginning balance	17,097		16,659
Additions	0	[1]	300	[2]
Other	(212)	[3]	138	[3]
Ending balance	16,885		17,097
Established Products and Emerging Markets [Member]
Goodwill [Roll Forward]
Beginning balance	18,746		18,274
Additions	91	[1]	321	[2]
Other	(234)	[3]	151	[3]
Ending balance	18,603		18,746
Other Operating Segments [Member]
Goodwill [Roll Forward]
Beginning balance	2,497	[4]	2,449	[4]
Additions	514	[1],[4]	55	[2],[4]
Other	21	[3],[4]	(7)	[3],[4]
Ending balance	$ 3,032	[4]	$ 2,497	[4]

[1]	Related to our acquisitions of Ferrosan, Alacer and NextWave (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).
[2]	Primarily reflects the acquisition of King (see Note 2A. Acquisitions, Divestitures, Collaborative Arrangements and Equity-Method Investments: Acquisitions).
[3]	Primarily reflects the impact of foreign exchange.
[4]	Reflects amounts associated with Animal Health and Consumer Healthcare.